Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information used by CODM	the CODMs review several key metrics, which include the following:

	September 30, 2025	December 31, 2024
Cash and marketable securities held in Trust Account	$419,552,466	$—
Cash	$1,135,562	$—

	For the Three Months Ended September 30, 2025	For the Three Months Ended September 30, 2024	For the Nine Months Ended September 30, 2025	For the Period from January 4, 2024 (inception) through September 30, 2024
General and administrative costs	$1,234,544	$69	$1,437,976	$51,910

Income earned on cash and marketable securities held in Trust Account	$4,393,948	$—	$6,552,466	$—

the CODMs review several key metrics, which include the following:

For the Period from January 4, 2024 (Inception) Through December 31, 2024
General and administrative costs	$51,910